Summary of Significant Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Perfect Mobile Corp. (Taiwan)
Disclosure of subsidiaries [line items]
Ownership percentage	100.00%	100.00%
Perfect Corp. (USA)
Disclosure of subsidiaries [line items]
Ownership percentage	100.00%	100.00%
Perfect Corp. (Japan)
Disclosure of subsidiaries [line items]
Ownership percentage	100.00%	100.00%
Perfect Corp. (Shanghai)
Disclosure of subsidiaries [line items]
Ownership percentage	100.00%	100.00%
Perfect Mobile Corp.(B.V.I.)
Disclosure of subsidiaries [line items]
Ownership percentage	100.00%	100.00%
Fashion Corp.
Disclosure of subsidiaries [line items]
Ownership percentage	0.00%	100.00%
Perfect Corp. (France)
Disclosure of subsidiaries [line items]
Ownership percentage	100.00%	100.00%